UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21881

Oppenheimer Rochester Minnesota Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 12/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—102.5%
Minnesota—101.5%
$290,000	Anoka County, MN Charter School	5.000%	06/01/2027	$317,933
300,000	Anoka County, MN Charter School	5.000	06/01/2032	328,896
25,000	Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)	6.625	05/01/2030	26,120
1,000,000	Anoka County, MN Hsg. & Redevel. Authority (Woodland Park Apts.)	5.000	04/01/2027	1,028,120
500,000	Anoka, MN Health Care Facility (Homestead Anoka)	7.000	11/01/2046	551,365
1,000,000	Anoka-Hennepin, MN Independent School District No. 11	5.000	02/01/2034	1,149,870
250,000	Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)	6.750	03/01/2040	276,670
10,000	Austin, MN GO	5.000	10/01/2018	10,026
125,000	Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)[1]	3.000	01/01/2019	125,699
750,000	Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)	5.000	01/01/2031	767,182
93,000	Austin, MN Hsg. & Redevel. Authority (St. Mark’s Lutheran Home)	2.000	12/01/2052	4,650
850,000	Austin, MN Hsg. & Redevel. Authority (St. Mark’s Lutheran Home)	5.000	12/01/2052	768,536
20,000	Breckenridge, MN (Catholic Health Initiatives)	4.750	05/01/2034	20,010
590,000	Breckenridge, MN (Catholic Health Initiatives)	5.000	05/01/2030	594,779
650,000	Brooklyn Park, MN Charter School (Athlos Leadership Academy)	5.500	07/01/2035	661,973
200,000	Brooklyn Park, MN Charter School (Prairie Seeds Academy)	5.000	03/01/2034	208,664
500,000	Brooklyn Park, MN Charter School (Prairie Seeds Academy)	5.000	03/01/2039	514,830
945,000	Buffalo, MN Health Care (Central Minnesota Senior Hsg.)	5.375	09/01/2026	945,359
5,000	Buffalo, MN Health Care (Central Minnesota Senior Hsg.)	5.500	09/01/2033	5,001
1,150,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)	5.000	01/01/2032	1,265,540
1,500,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)	5.000	01/01/2042	1,639,320
1,000,000	Chaska, MN Electric	5.000	10/01/2029	1,171,920
1,000,000	Chicago, MN Hsg. & Healthcare (CDL Homes)	6.000	08/01/2043	1,069,670
200,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.250	12/01/2026	199,288
105,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.400	12/01/2036	103,648
750,000	Dakota County, MN Community Devel. Agency (Ebenezer Ridges Assisted Living)	5.750	11/01/2033	798,780
1,800,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	6.000	08/01/2035	1,808,622
1,000,000	Deephaven, MN Charter School (Eagle Ridge Academy)	5.500	07/01/2043	1,191,010

1        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$1,000,000	Deephaven, MN Charter School (Eagle Ridge Academy)	5.500%	07/01/2050	$1,081,510
500,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)	5.875	11/01/2040	516,080
190,000	Duluth, MN Independent School District No. 709 COP	4.000	03/01/2019	192,930
300,000	Duluth, MN Independent School District No. 709 COP	5.000	03/01/2025	307,914
725,000	Duluth, MN Independent School District No. 709 COP	5.000	03/01/2027	738,949
1,315,000	Duluth, MN Independent School District No. 709 COP	5.250	03/01/2032	1,341,734
500,000	Eveleth, MN Health Care (Arrowhead Senior Living Community)	5.200	10/01/2027	490,600
400,000	Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)	5.400	08/01/2040	400,628
500,000	Hayward, MN Hsg. & Health Care Facilities (St. John’s Lutheran Home of Alberta)	5.375	10/01/2044	503,750
300,000	Hutchinson, MN Public Utility	5.000	12/01/2022	344,619
400,000	Hutchinson, MN Public Utility	5.000	12/01/2025	452,060
110,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.500	04/01/2023	109,997
290,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.650	12/01/2022	289,991
115,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850	12/01/2029	114,997
525,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	6.250	09/01/2040	534,807
250,000	Little Canada, MN Senior Hsg. (PHS/Mayfield)	6.000	12/01/2030	250,222
500,000	Maple Grove, MN Health Care Facilities (North Memorial Health Care)	5.000	09/01/2031	571,280
280,000	Maple Grove, MN Health Care Facilities (North Memorial Health Care)	5.000	09/01/2032	318,886
500,000	Maplewood, MN Health Care Facility (VOA Care Centers)	5.375	10/01/2024	500,305
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)	5.000	08/15/2034	37,591
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)	5.250	08/15/2035	38,020
80,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (TDSMH/WP/VV Obligated Group)	4.625	07/20/2032	80,073
3,491	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.000	12/01/2038	3,496
36,659	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.250	12/01/2040	37,039
25,000	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.520	03/01/2041	25,446
470,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2034	540,965

2        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$8,000,000	Minneapolis & St. Paul, MN Metropolitan AirportsCommission[2]	5.000%	01/01/2035	$8,465,340
125,000	Minneapolis, MN (Carechoice Member)	5.875	04/01/2024	124,055
1,275,000	Minneapolis, MN Charter School (Yinghua Academy)	6.000	07/01/2043	1,345,609
555,000	Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)	6.200	09/01/2029	556,426
500,000	Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)	6.000	12/01/2040	556,425
2,000,000	Minneapolis, MN Health Care System (Fairview Health Services/RRHS/FPS Obligated Group)	5.000	11/15/2044	2,302,580
10,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)	6.750	11/15/2032	10,454
1,175,000	Minneapolis, MN Health Care System (FHSvcs/ RRHS/FPS Obligated Group)	6.500	11/15/2038	1,227,569
215,000	Minneapolis, MN Health Care System (FHSvcs/ RRHS/FPS Obligated Group)	6.500	11/15/2038	224,292
1,275,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	1,275,191
200,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	200,012
610,000	Minneapolis, MN Revenue (YMCA of the Greater Twin Cities)	4.000	06/01/2028	661,649
165,000	Minneapolis, MN Revenue (YMCA of the Greater Twin Cities)	4.000	06/01/2029	177,690
1,440,000	Minneapolis, MN Special School District No. 1 COP	4.000	02/01/2029	1,640,981
185,000	Minneapolis, MN Tax Increment (East River/ Unocal Site)	3.750	03/01/2022	185,751
100,000	Minneapolis, MN Tax Increment (East River/ Unocal Site)	4.000	03/01/2025	100,376
1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.000	03/01/2029	1,046,850
25,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)	5.000	02/15/2030	26,703
100,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)	5.500	02/15/2025	108,225
1,500,000	MN General Fund	5.000	06/01/2038	1,721,385
2,000,000	MN General Fund	5.000	06/01/2043	2,291,860
1,000,000	MN HEFA (College of St. Benedict)	5.000	03/01/2037	1,129,880
875,000	MN HEFA (College of St. Scholastica)	5.125	12/01/2040	904,155
1,000,000	MN HEFA (College of St. Scholastica)	5.250	12/01/2035	1,050,990
150,000	MN HEFA (College of St. Scholastica)	6.000	12/01/2028	160,228
500,000	MN HEFA (College of St. Scholastica)	6.300	12/01/2040	533,875
1,500,000	MN HEFA (Gustavus Adolphus College)	5.000	10/01/2047	1,746,270
500,000	MN HEFA (Hamline University)	5.000	10/01/2029	543,765
785,000	MN HEFA (Hamline University)	5.000	10/01/2040	868,642
1,000,000	MN HEFA (Hamline University)	5.000	10/01/2047	1,100,230
500,000	MN HEFA (Hamline University)	6.000	10/01/2032	575,890

3        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$500,000	MN HEFA (Macalester College)	5.000%	06/01/2035	$538,565
200,000	MN HEFA (Minneapolis College of Art & Design)	4.000	05/01/2025	212,194
200,000	MN HEFA (Minneapolis College of Art & Design)	4.000	05/01/2026	210,966
300,000	MN HEFA (St. Catherine University)	5.000	10/01/2025	337,110
280,000	MN HEFA (St. Catherine University)	5.000	10/01/2026	312,225
200,000	MN HEFA (St. Catherine University)	5.000	10/01/2027	222,704
85,000	MN HEFA (St. Olaf College)	4.000	10/01/2026	96,963
110,000	MN HEFA (St. Olaf College)	4.000	10/01/2027	124,733
1,070,000	MN HEFA (St. Olaf College)	5.000	12/01/2026	1,286,429
1,000,000	MN HEFA (St. Olaf College)	5.000	12/01/2030	1,188,680
1,250,000	MN HEFA (University of St. Thomas)	5.000	04/01/2035	1,456,150
1,855,000	MN HFA	5.000	08/01/2037	2,133,435
90,000	MN HFA (Homeownership)[1]	5.000	01/01/2031	96,412
250,000	MN HFA (Rental Hsg.)	5.000	08/01/2033	270,332
1,050,000	MN HFA (Rental Hsg.)	5.300	08/01/2044	1,137,717
150,000	MN HFA (Residential Hsg.)[1]	3.750	01/01/2022	160,213
355,000	MN HFA (Residential Hsg.)[1]	3.750	07/01/2022	376,151
315,000	MN HFA (Residential Hsg.)[1]	5.050	07/01/2034	322,834
340,000	MN HFA (Residential Hsg.)[1]	5.100	01/01/2040	347,949
125,000	MN Municipal Power Agency	5.000	10/01/2034	146,822
750,000	MN Municipal Power Agency	5.250	10/01/2035	810,990
650,000	Moorhead, MN (American Crystal Sugar Company Recovery Zone Facility)	5.650	06/01/2027	692,880
1,100,000	Moorhead, MN Educational Facilities (Concordia College)	5.000	12/01/2033	1,261,392
1,335,000	Moorhead, MN Educational Facilities (Concordia College)	5.000	12/01/2040	1,514,718
500,000	Northeast, MN Intermediate School District No. 916 COP	5.000	02/01/2034	579,560
350,000	Northern MN Municipal Power Agency	5.000	01/01/2031	410,004
500,000	Northwest MN Multi-County Hsg. & Redevel. Authority	5.500	07/01/2045	506,740
750,000	Oak Park Heights, MN Nursing Home (Boutwells Landing Care Center)	6.000	08/01/2036	806,452
750,000	Otter Tail County, MN (Prairie Lakes Municipal Solid Waste Authority)	5.000	11/01/2030	820,800
550,000	Plato, MN Health Care Facilities (Glencoe Regional Health Services)	5.000	04/01/2041	617,425
210,000	Plymouth, MN Intermediate School District No. 287	4.000	05/01/2031	231,099
100,000	Plymouth, MN Intermediate School District No. 287	4.000	05/01/2033	109,272
165,000	Ramsey, MN (Pact Charter School)	3.500	12/01/2018	166,520
1,000,000	Ramsey, MN (Pact Charter School)	5.500	12/01/2033	1,061,210
425,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2027	443,284
330,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2032	340,600
1,250,000	Red Wing, MN Senior Hsg. (Deer Crest)	5.000	11/01/2042	1,279,713
500,000	Redwood Falls, MN (Redwood Area Hospital)	5.125	12/01/2036	500,430

4        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$500,000	Rice County, MN Educational Facility (Shattuck- St. Mary's School)	5.000%	08/01/2022	$534,660
35,000	Rochester, MN Health Care Facilities (Mayo Clinic)	5.000	11/15/2038	37,803
245,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.000	07/01/2027	280,677
225,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.000	07/01/2028	257,072
750,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.875	07/01/2030	820,628
795,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2030	867,894
100,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.300	09/01/2037	109,220
825,000	Shakopee, MN Health Care Facilities (St. Francis Regional Medical Center)	5.000	09/01/2034	926,038
10,000	Southern MN Municipal Power Agency	5.000	01/01/2024	10,349
1,000,000	Southern MN Municipal Power Agency	5.000	01/01/2033	1,172,230
750,000	Southern MN Municipal Power Agency	5.250	01/01/2030	778,035
1,250,000	St. Anthony, MN Multifamily Hsg. (Landings Silver Lake Village II)	6.000	12/01/2030	1,354,588
410,000	St. Cloud, MN Charter School (Stride Academy)	5.000	04/01/2046	281,801
15,000	St. Cloud, MN Health Care (CCHS/CCHSM/ CCHSLP/StCH Obligated Group)	5.125	05/01/2030	16,160
135,000	St. Cloud, MN Health Care (CCHS/CCHSM/ CCHSLP/StCH Obligated Group)	5.500	05/01/2039	141,923
250,000	St. Louis Park, MN EDA (Hoigaard Village)	5.000	02/01/2023	250,153
50,000	St. Louis Park, MN Health Care Facilities (HP/ GHP/HPA/RH/PNHS/PNMH/PNC/PNHCP/PNMC Holdings/HIC Obligated Group)	5.500	07/01/2023	51,014
100,000	St. Louis Park, MN Health Care Facilities (HP/ GHP/HPA/RH/PNHS/PNMH/PNC/PNHCP/PNMC Holdings/HIC Obligated Group)	5.500	07/01/2029	105,798
30,000	St. Louis Park, MN Health Care Facilities (HP/ GHP/HPA/RH/PNHS/PNMH/PNC/PNHCP/PNMC Holdings/HIC Obligated Group)	5.750	07/01/2030	30,645
3,705,000	St. Louis Park, MN Health Care Facilities (HP/ GHP/HPA/RH/PNHS/PNMH/PNC/PNHCP/PNMC Holdings/HIC Obligated Group)	5.750	07/01/2039	3,933,413
1,000,000	St. Paul, MN Health Care System (Fairview Health System/RRHS/FPS/HCS/HEStJH/HESJH/HEWH/ GIC&H Obligated Group)	5.000	11/15/2047	1,172,480
500,000	St. Paul, MN Hsg. & Redevel. Authority (2700 University Westgate Station)	5.250	04/01/2043	506,945
25,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)	5.250	11/15/2028	26,753
25,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)	5.250	11/15/2028	26,671

5        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$600,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000%	09/15/2037	$600,084
385,000	St. Paul, MN Hsg. & Redevel. Authority (Emerald Gardens)	5.625	03/01/2020	396,754
1,050,000	St. Paul, MN Hsg. & Redevel. Authority (Emerald Gardens)	6.250	03/01/2025	1,086,908
300,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	291,075
100,000	St. Paul, MN Hsg. & Redevel. Authority (Healtheast/HESJH/HEStJH/HEWH/HCS Obligated Group)	5.000	11/15/2030	121,167
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Healtheast/HESJH/HEStJH/HEWH/HCS Obligated Group)	5.000	11/15/2044	1,211,670
1,395,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)	5.125	12/01/2038	1,463,034
2,440,000	St. Paul, MN Hsg. & Redevel. Authority (HP/GHP/ HPA/RH/PNHS/PNMH/PNC/PNHCP/HIC Obligated Group)	5.000	07/01/2033	2,807,757
750,000	St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)	5.000	12/01/2025	811,320
500,000	St. Paul, MN Hsg. & Redevel. Authority (Nova Classical Academy)	4.000	09/01/2036	504,725
375,000	St. Paul, MN Hsg. & Redevel. Authority (Nova Classical Academy)	6.375	09/01/2031	421,463
500,000	St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)	5.000	08/01/2035	520,145
500,000	St. Paul, MN Hsg. & Redevel. Authority (Twin Cities Academy)	5.300	07/01/2045	523,265
225,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2021	241,466
235,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2021	251,887
140,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2022	149,537
240,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2022	255,982
1,000,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	09/01/2026	1,052,910
935,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2029	980,048
500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (German Immersion School)	5.000	07/01/2033	520,440
1,500,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500	09/01/2043	1,512,135
1,300,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (St. Paul City School)	5.000	07/01/2036	1,273,883
300,000	St. Paul, MN Port Authority (Amherst H Wilder Foundation)	5.000	12/01/2029	318,840

6        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$75,000	St. Paul, MN Port Authority (Amherst H Wilder Foundation)	5.000%	12/01/2036	$79,300
1,375,000	St. Paul, MN Port Authority (Regions Hospital Parking Ramp)	5.000	08/01/2036	1,377,255
200,000	St. Paul, MN Sales Tax	5.000	11/01/2028	235,456
900,000	Stillwater, MN Multifamily (Orleans Homes)	5.375	02/01/2032	900,261
510,000	Stillwater, MN Multifamily (Orleans Homes)	5.500	02/01/2042	510,158
1,000,000	University of Minnesota	5.000	08/01/2036	1,099,800
500,000	University of Minnesota	5.000	12/01/2036	546,365
750,000	University of Minnesota	5.250	12/01/2031	824,850
35,000	Virginia, MN Hsg. & Redevel. Authority Health Care Facilities	5.375	10/01/2030	35,072
1,250,000	Western, MN Municipal Power Agency	5.000	01/01/2040	1,439,488
210,000	Woodbury, MN Charter School (MSA Building Company)	5.000	12/01/2027	226,882
220,000	Woodbury, MN Charter School (MSA Building Company)	5.000	12/01/2032	235,248
				121,891,971
U.S. Possessions—1.0%
1,000,000	Puerto Rico Commonwealth GO3	5.500	07/01/2039	227,500
1,000,000	Puerto Rico Commonwealth GO3	5.750	07/01/2041	227,500
3,282	Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	1,071
3,281	Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	1,070
2,460	Puerto Rico Electric Power Authority[3]	10.000	01/01/2021	803
2,461	Puerto Rico Electric Power Authority[3]	10.000	07/01/2021	803
821	Puerto Rico Electric Power Authority[3]	10.000	01/01/2022	268
820	Puerto Rico Electric Power Authority[3]	10.000	07/01/2022	268
250,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.250	07/01/2028	82,812
250,000	Puerto Rico Highway & Transportation Authority[3]	5.300	07/01/2035	151,875
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	96,987
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	93,258
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	91,197
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.488 [4]	08/01/2036	60,420
90,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.750	08/01/2037	9,000
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A3	6.158 [4]	08/01/2034	65,060
500,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.250	08/01/2041	50,000
500,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.000	08/01/2039	50,000
				1,209,892

Total Investments, at Value (Cost $121,057,882)—102.5%	123,101,863
Net Other Assets (Liabilities)—(2.5)	(3,053,464)
Net Assets—100.0%	$ 120,048,399

Footnotes to Statement of Investments

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

7        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the original acquisition date.

To simplify the listings of securities, abbreviations are used per the table below:

CCHS	Centracare Health System
CCHSLP	Centracare Health Services of Long Prairie
CCHSM	Centracare Health Services of Melrose
CHC	Children’s Health Care
CHCS	Children’s Health Care Services
COP	Certificates of Participation
ECHC	Essentia Community Hospitals & Clinics
EDA	Economic Devel. Authority
FHSvcs	Fairview Health Services
FPS	Fairview Pharmacy Services
FRCS	Fairview Regional Community Services
FRWHS	Fairview Red Wing Health Services
FSH	Fairview Seminary Home
FSP	Fairview Seminary Plaza
GHP	Group Health Plan
GIC&H	Germantown Interfaith Housing
GO	General Obligation
HCS	Healtheast Care System
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital
HEStJH	Healtheast St. Joseph’s Hospital
HEWH	Healtheast Woodwinds Hospital
HFA	Housing Finance Agency
HIC	HealthPartners Insurance Company
HP	HealthPartners
HPA	HealthPartners Administrators
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MSA	Math & Science Academy
PHS	Pinnacle Health System
PNC	Park Nicollet Clinic
PNHCP	Park Nicollet Health Care Products
PNHS	Park Nicollet Health Services
PNMH	Park Nicollet Methodist Hospital
RH	Regions Hospital
RRHS	Range Regional Health Services
StCH	St. Cloud Hospital
TDSMH	Torre De San Miguel Homes
VOA	Volunteers of America
VV	Vista Village
WP	Westminster Place
YMCA	Young Men’s Christian Assoc.

8        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester Minnesota Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on March 24, 2016 (the “Closing Date”), the Fund will no longer accept purchase orders from new investors and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund. Please see the Fund’s prospectus for exceptions and additional information.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant

9        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table Investments, at Value:
Municipal Bonds and Notes
Minnesota	$—	$121,891,971	$—	$121,891,971
U.S. Possessions	—	1,209,892	—	1,209,892

Total Assets	$—	$123,101,863	$—	$123,101,863

10        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

2. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*

Assets Table Investments, at Value:
Municipal Bonds and Notes
U.S. Possessions	$9,766	$(9,766)

Total Assets	$9,766	$(9,766)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).

The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender

11        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the

12        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

3. Investments and Risks (Continued)

value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $6,000,000.

13        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $8,465,340 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,000,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission Tender Option Bond Series 2015- XF2020 Trust[3]	14.106%	1/1/35	$2,465,340

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).

However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,000,000 at period end.

14        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

3. Investments and Risks (Continued)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$150,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$4,949,381
Market Value	$928,450
Market Value as % of Net Assets	0.77%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

15        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

16        OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/16/2018